DEPOSITS - Summary of maturities of outstanding certificates of deposit (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Less than six months	$ 70,361	$ 69,987
Six months to one year	54,028	59,719
Over one year to three years	86,818	78,459
Over three years	45,490	68,500
Total certificates of deposit	$ 256,697	$ 276,665